Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended		12 Months Ended
	Dec. 01, 2020	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000135469
Account Value [Line Items]
Line Graph and Table Measure Name		Altegris/AACA Opportunistic Real Estate Fund - with load
Account Value		$ 15,635	$ 9,422	$ 15,635	$ 14,901	$ 16,774	$ 24,063	$ 17,391	$ 15,008	$ 14,533	$ 12,749	$ 11,380	$ 10,263
C000135470
Account Value [Line Items]
Line Graph and Table Measure Name				Altegris/AACA Opportunistic Real Estate Fund
Account Value	$ 10,000	7,456		$ 7,456	7,158	8,122	11,735
Dow Jones U.S. Real Estate Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones U.S. Real Estate Total Return Index
Account Value		17,523	$ 10,000	17,523	16,723	17,178	18,588	14,054	15,087	13,374	12,714	12,535	10,362
Dow Jones U.S. Real Estate Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Real Estate Total Return Index
Account Value	$ 10,000	11,495		11,495	10,970	11,269	12,193
Dow Jones U.S. Real Estate Total Return Index
Account Value [Line Items]
Account Value		175,230	$ 100,000	175,230	167,225	171,784	185,875	140,541	150,873	133,741	127,138	125,353	103,621
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		33,521	$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	15,757		15,757	12,651	10,578	11,835
S&P 500 Index
Account Value [Line Items]
Account Value		$ 335,207	$ 100,000	$ 335,207	$ 269,121	$ 225,029	$ 251,754	$ 178,810	$ 166,327	$ 150,635	$ 131,704	$ 111,712	$ 107,423